Investments	6 Months Ended
Jun. 30, 2020
Investments [Abstract]
INVESTMENTS

4. INVESTMENTS

	30 June 2020
	Amortized Cost	Fair value through other comprehensive income	Fair value through statement of income	Total
	USD	USD	USD	USD

Unquoted bonds*	3,197,915	-	-	3,197,915
Quoted bonds	-	287,971,277	-	287,971,277
Quoted funds and alternative investments	-	-	8,050,573	8,050,573
Quoted equities	-	12,571,665	11,103,608	23,675,273
Unquoted equities **	-	6,950,226	-	6,950,226
Expected credit losses and impairment	(268,138)	-	-	(268,138)
	2,929,777	307,493,168	19,154,181	329,577,126

	31 December 2019
	Amortized Cost	Fair value through other comprehensive income	Fair value through statement of income	Total
	USD	USD	USD	USD

Unquoted bonds*	3,235,896	-	-	3,235,896
Quoted bonds	-	208,525,361	-	208,525,361
Quoted funds and alternative investments	-	-	8,261,033	8,261,033
Quoted equities	-	14,628,558	13,544,542	28,173,100
Unquoted equities **	-	5,794,187	-	5,794,187
Expected credit losses and impairment*	(267,623)	-	-	(267,623)
	2,968,273	228,948,106	21,805,575	253,721,954

The movement on the expected credit losses and impairment provision for the bonds at amortized cost is as follows:

	30 June 2020	31 December 2019
	USD	USD

Opening balance	267,623	280,450
Charge (release) of provision for investment in debt securities	515	(12,827)
Ending balance	268,138	267,623

*	The Group has an investment in an unquoted bond denominated in JOD (USD pegged currency) issued by 'Specialized Investment Compound Co.' a local company based in Jordan with a maturity date of 22nd February 2016. Said company is currently under liquidation, due to which 85% of original bond holdings with nominal value amounted to USD 1,235,543 were not paid on that maturity date.

These bonds are backed up by collateral in the form of real estate properties. The fair value of the collateral is USD 1,674,861 based on the latest market valuation report provided by the bond custodian in 2018. However, the Group management has provided USD 250,000 to cover any potential impairment in the value of the collateral held against said investment.

**	The Group has two unquoted equity investments under level 3 designated at fair value through OCI valued at USD 6,503,826 (31 December 2019: USD 5,261,387) and USD 446,400 (31 December 2019: USD 532,800). As at 30 June 2020 and 31 December 2019, the Group has measured the fair value of the unquoted investments by adopting a market valuation approach namely 'multiples-based valuation' whereby earnings-based multiples of comparable companies were considered for the valuation. There are no active markets for these investments and the Group intends to hold them for the long term.

The table below shows the sensitivity of the fair value of Level 3 assets to changes in unobservable inputs to a reasonable alternative for the six months periods ended 30 June 2020 and 30 June 2019:

	%	Positive impact	Negative impact	Valuation variables
		USD	USD

30 June 2020	+/- 10	572,272	(508,811)	Market multiples applied to a range of financial performance measures***

30 June 2019	+/- 10	598,808	(598,808)	Price of most recent sale transaction

***	As at 30 June 2020, the fair value measurement of the unquoted equity investment valued at USD 6,503,826 was based on a combination of valuation multiples, with greater weight given to price to book value multiple. This has implied an equity value range of USD 5,997,813 to USD 6,997,327.